Statement of Changes in Stockholders' Equity - USD ($)	Class A common stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Jun. 04, 2020
Balance (in Shares) at Jun. 04, 2020
Issuance of Class B common stock to Sponsor		$ 575	24,425		25,000
Issuance of Class B common stock to Sponsor (in Shares)		5,750,000
Sale of units in initial public offering, less fair value of public warrants	$ 2,000		191,998,000		192,000,000
Sale of units in initial public offering, less fair value of public warrants (in Shares)	20,000,000
Offering costs			(11,071,453)		(11,071,453)
Excess of cash received over fair value of private placement warrants			1,020,000		1,020,000
Forfeiture of Class B common stock		$ (75)	75
Forfeiture of Class B common stock (in Shares)		(750,000)
Common stock subject to possible redemption	$ (1,608)		(160,837,422)		(160,839,030)
Common stock subject to possible redemption (in Shares)	(16,083,903)
Net loss				(16,134,515)	(16,134,515)
Balance at Dec. 31, 2020	$ 392	$ 500	21,133,625	(16,134,515)	5,000,002
Balance (in Shares) at Dec. 31, 2020	3,916,097	5,000,000
Forfeiture of Class B common stock	$ 208		20,841,432		20,841,640
Forfeiture of Class B common stock (in Shares)	(2,084,164)
Net loss				(20,841,633)	(20,841,633)
Balance at Mar. 31, 2021	$ 600	$ 500	$ 41,975,057	$ (36,976,148)	$ 5,000,009
Balance (in Shares) at Mar. 31, 2021	6,000,261	5,000,000